EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET	12 Months Ended
Dec. 29, 2017
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET

7. EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Equipment and leasehold improvements consisted of the following at December 29, 2017 and December 30, 2016:

	December 29,	December 30,
	2017	2016
Furniture and fixtures	$3,011,000	$2,353,000
Computer hardware and software	8,355,000	7,686,000
Leasehold improvements	1,121,000	1,094,000
Equipment under capital leases	1,095,000	1,076,000
Automobiles, trucks, and field equipment	2,100,000	1,446,000
	15,682,000	13,655,000
Accumulated depreciation and amortization	(10,376,000)	(9,144,000)
Equipment and leasehold improvements, net	$5,306,000	$4,511,000

Included in accumulated depreciation and amortization is $380,000 and $745,000 of amortization expense related to equipment held under capital leases in fiscal years 2017 and 2016, respectively.